245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Investment Trust (the trust): File Nos. 002-90649 and 811-04008

Fidelity Enduring Opportunities Fund

Fidelity Global Commodity Stock Fund

Fidelity Infrastructure Fund

Fidelity SAI International SMA Completion Fund

Fidelity SAI Sustainable Emerging Markets Equity Fund

Fidelity SAI Sustainable International Equity Fund

Fidelity Series Canada Fund

Fidelity Series Emerging Markets Fund

Fidelity Series Emerging Markets Opportunities Fund

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Fidelity Series Overseas Fund

Fidelity Series Select International Small Cap Fund

Fidelity Series Sustainable Emerging Markets Fund

Fidelity Series Sustainable Non-U.S. Developed Markets Fund

Fidelity Sustainable Emerging Markets Equity Fund

Fidelity Sustainable International Equity Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk

Secretary of the Trust